Consolidated companies as of December 31, 2024 (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AboundBio, Inc. | United States
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
CellPoint B.V. | The Netherlands
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos Biopharma BV | The Netherlands | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos Biopharma BV | Belgium | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos B.V | The Netherlands
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos Biopharma Spain S.L.U | Spain | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos Biopharma Italy S.r.l. | Italy | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos Biopharma Germany GmbH | Germany | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos Biopharma A.B. | Sweden | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos Biopharma A.S. | Norway | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos Biopharma Oy | Finland | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos Biopharma ApS | Denmark | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos GmbH | Switzerland
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos GmbH | Austria | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos Biopharma Ireland Ltd | Ireland | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos Biotech Ltd. (formerly Inpharmatica Ltd.) | United Kingdom | DISCONTINUED OPERATIONS
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights	(100.00%)
Galapagos Real Estate 1 BV | Belgium
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos Real Estate B.V. | The Netherlands
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos UK Limited [member] | United Kingdom
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	0.00%	0.00%
Changes in voting rights	100.00%
Galapagos SASU (France) | France
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos, Inc. (formerly Biofocus, Inc.) | United States
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Xenometrix, Inc. | United States
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos Holding PTE LTD [member] | Singapore
Consolidated companies as of December 31, 2022
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	0.00%	0.00%
Changes in voting rights	100.00%